BUSINESS COMBINATIONS, ACQUISITIONS AND RESTRUCTURING - Restructuring (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Severance expense		$ 1.0
Intangible assets, amount ceased to be used	$ 2.0
Goodwill, impairment		1,050.0
Acquired Intangible Assets
Restructuring Cost and Reserve [Line Items]
Intangible assets, amount ceased to be used	$ 2.5
Other Intangible Assets
Restructuring Cost and Reserve [Line Items]
Impairment of intangible assets (excluding goodwill)		4.5
Mining Segment
Restructuring Cost and Reserve [Line Items]
Goodwill, impairment		996.5
Hosting Segment
Restructuring Cost and Reserve [Line Items]
Goodwill, impairment		58.2
2022 Restructuring
Restructuring Cost and Reserve [Line Items]
Payments for restructuring		0.9
Severance expense		2.3
2022 Restructuring | Employee Severance
Restructuring Cost and Reserve [Line Items]
Severance expense		$ 1.0